Shareholders' Equity (Details 3)	12 Months Ended
Dec. 31, 2011
Summary of the nonvested share activity
Beginning Balance, Number of Shares	10,196,886
Awards granted, Number of Shares	6,149,130
Awards forfeited, Number of Shares	(169,342)
Awards cancelled on failed vesting conditions, Number of Shares	(2,149,972)
Awards vested, Number of Shares	(3,346,791)
Ending Balance, Number of Shares	10,679,911
Employee Plan 2008 [Member]
Summary of the nonvested share activity
Beginning Balance, Number of Shares	628,510
Awards forfeited, Number of Shares	(3,531)
Awards vested, Number of Shares	(624,979)
Ending Balance, Number of Shares	0
Employee Plan 2009 [Member]
Summary of the nonvested share activity
Beginning Balance, Number of Shares	2,774,056
Awards forfeited, Number of Shares	(31,144)
Awards vested, Number of Shares	(1,485,874)
Ending Balance, Number of Shares	1,257,038
Employee Plan 2010 [Member]
Summary of the nonvested share activity
Beginning Balance, Number of Shares	6,506,820
Awards forfeited, Number of Shares	(73,852)
Awards cancelled on failed vesting conditions, Number of Shares	(2,149,972)
Awards vested, Number of Shares	(1,058,438)
Ending Balance, Number of Shares	3,224,558
Employee Plan 2011 [Member]
Summary of the nonvested share activity
Beginning Balance, Number of Shares	0
Awards granted, Number of Shares	5,976,630
Awards forfeited, Number of Shares	(30,815)
Ending Balance, Number of Shares	5,945,815
Supervisory Board 2008 Plan [Member]
Summary of the nonvested share activity
Beginning Balance, Number of Shares	42,500
Awards vested, Number of Shares	(42,500)
Ending Balance, Number of Shares	0
Supervisory Board 2009 Plan [Member]
Summary of the nonvested share activity
Beginning Balance, Number of Shares	95,000
Awards vested, Number of Shares	(60,000)
Ending Balance, Number of Shares	35,000
Supervisory Board 2010 Plan [Member]
Summary of the nonvested share activity
Beginning Balance, Number of Shares	150,000
Awards vested, Number of Shares	(75,000)
Ending Balance, Number of Shares	75,000
Supervisory Board 2011 Plan [Member]
Summary of the nonvested share activity
Beginning Balance, Number of Shares	0
Awards granted, Number of Shares	172,500
Awards forfeited, Number of Shares	(30,000)
Ending Balance, Number of Shares	142,500